Note 13 - Fair Value of Financial Instruments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 1,979,000
Impaired Financing Receivable, Related Allowance	1,979	655
Impaired Financing Receivable, Unpaid Principal Balance		3,491,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,479,000
Allowance for Loan and Lease Losses, Adjustments, Net		218,000
Other Real Estate	2,617	2,948,000
Other Real Estate, Gross	4,214
Real Estate Owned, Valuation Allowance	1,597
Real Estate, Write-down or Reserve, Amount	331	1,266,000
Real Estate, Gross		4,214,000
Real Estate Owned, Valuation Allowance, Amounts Applied		$ 1,266,000